Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	December 31, 2017 $	December 31, 2016 $
Audit, legal, contingency and other general expenses	101,130	81,999
Voyage and vessel expenses	38,921	32,596
Interest including interest rate swaps	26,111	22,414
Payroll and benefits	10,378	9,270
Income and other tax payable	11,147	4,002
	187,687	150,281